Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transaction
Schedule of Cemig's Principal Balances and Transactions with Related Parties	The main consolidated balances and transactions, as well as the main conditions relating to the Company's business with related parties, are shown below:

Transactions with energy

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Norte Energia	-	-	34	33	-	-	(303)	(290)
Paracambi	-	-	3	3	-	-	(32)	(31)
Hidrelétrica Pipoca	-	-	-	4	-	-	(1)	(46)
Guanhães	-	-	-	-	-	-	(1)	-

(1)	This company was a Related Party of the Company until August 13, 2024, when the process of its sale to Vale S.A. was completed. For more details see Note 31.

Charges

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Connection charges
Taesa	-	-	-	-	-	-	(1)	(5)
Transmission charges
Norte Energia	10	9	-	-	35	33	-	-
Taesa	-	-	7	11	-	-	(145)	(146)

Customers and traders

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Governo do Estado de Minas Gerais	11	11	-	-	233	231	-	-

Provision of services

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Guanhães	2	1	-	-	2	2	-	-
Paracambi	-	-	-	-	1	1	-	-
Taesa	1	1	-	-	2	2	-	-

Accounts Receivable

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Governo do Estado de Minas Gerais	13	13	-	-	-	-	-	-

Provision of legal services

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Guanhães Energia	-	-	10	17	-	-	-	-
CEMIG D	-	-	6	10	-	-	-	-
Governo do Estado de Minas Gerais	18	27	-	-	-	-	-	-

Interest on Equity, and dividends

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Taesa	77	111
Guanhães	3	-	-	-	-	-	-	-

FIC Pampulha

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Current
Cash and cash equivalents	38	159	-	-	-	-	-	-
Marketable securities	413	357	-	-	30	16	-	-
Non-current
Marketable securities	-	135	-	-	-	-	-	-

Leasing

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
Current
Operating leasing	-	-	19	19	-	-	22	(25)
Non-current
Operating leasing	180	180	199	195	-	-	-	-

The main conditions related to post‑employment benefits are indicated below:

COMPANY	ASSETS		LIABILITIES		REVENUES		EXPENSES
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	2025	2024	2025	2024
FORLUZ
Current
Post-employment obligations (1)	-	-	400	53	-	-	(210)	(214)
Supplementary pension contributions - Defined contribution plan (2)	-	-	-	-	-	-	(91)	(89)
Administrative running costs (3)	-	-	-	-	-	-	(42)	(40)
Non-current
Post-employment obligations (1)	-	-	1,672	1,648	-	-	-	-

CEMIG Saúde
Current
Health Plan and Dental Plan (4)	-	-	-	208	-	-	(305)	(274)
Non-current
Health Plan and Dental Plan (4)	-	-	-	2,396	-	-	-	-
(1)

Forluz's contracts are adjusted by the Broad National Consumer Price Index - IPCA of the Brazilian Institute of Geography and Statistics - IBGE, plus interest of 0% per year and will be amortized until 2031;

(2)	Company's contributions to the Pension Fund regarding the employees participating in the Mixed Plan and calculated over monthly remunerations in conformity with the Fund's regulation;
(3)	Funds for the annual administrative funding of the Pension Fund in accordance with the specific legislation for the sector. The amounts are estimated as a percentage of the Company's payroll;
(4)	Post-employment obligations related to the employees' health and dental plan.

Schedule of Cemig is Provider of Surety or Guarantee of Loans, Financings and Debentures of Related Parties

CEMIG has provided guarantees on Loans and debentures of the following related parties - not consolidated in the financial statements because they relate to jointly controlled entities:

Related party	Type	Objective	2025	Maturity
Norte Energia (NESA) (1)	Surety	Financing	2,503	2042
Norte Energia S.A (NESA)/Light (2)	Counter-guarantee	Financing	72	2042
Norte Energia (NESA)	Surety	Debentures	684	2030
			3,259

(1)	Related to Norte Energia loans.
(2)	Counter-guarantee to Light, related to execution of guarantees of the Norte Energia loans.

Schedule of Financial Investments in Securities of Related Parties, in the Investment Fund

The total remuneration of key personnel, comprising the Executive Board, the Fiscal Council, the Audit Committee and the Board of Directors, are within the limits approved at a General Shareholders’ Meeting, and the effects on the Statement of income of the year ended December 31, 2025, 2024 and 2023, are as follows:

	2025	2024	2023
Remuneration	35	34	29
Income sharing	14	8	7
Pension plans	2	2	2
Total	51	44	38